Acquisitions (Details Narrative) $ in Thousands			9 Months Ended
	Aug. 31, 2022 USD ($)	Jul. 15, 2021 USD ($)	Sep. 30, 2023 USD ($)	May 01, 2023 USD ($)	Apr. 01, 2023 USD ($)	Mar. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Bridge Media LLC [Member]
Asset Acquisition [Line Items]
Cash payment			$ 1,000
Purchase price	$ 1,000
Fair value of acquired asset	$ 303
Royalty rate	0.025
Business acquisition, discount rate	0.125
Goodwill	$ 697		697				$ 697
The Arena Group Holdings Inc [Member]
Asset Acquisition [Line Items]
[custom:DeferredCashPayments-0]							1,123	656
Goodwill			$ 42,575				$ 39,344	$ 19,619	$ 16,140
The Arena Group Holdings Inc [Member] | Teneology Inc [Member]
Asset Acquisition [Line Items]
[custom:DeferredCashPayments-0]				$ 25	$ 25	$ 25
Fulltime Fantasy Sports LLC [Member] | The Arena Group Holdings Inc [Member]
Asset Acquisition [Line Items]
Cash payment		$ 335